Sales revenues (Details 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Sales revenues	$ 91,416	$ 102,409	$ 124,474
Domestic Market [Member]
IfrsStatementLineItems [Line Items]
Sales revenues	66,275	76,290	94,292
Country China [Member]
IfrsStatementLineItems [Line Items]
Sales revenues	7,701	7,232	6,389
Country Americas [Member]
IfrsStatementLineItems [Line Items]
Sales revenues	3,610	4,846	7,166
Country Europe [Member]
IfrsStatementLineItems [Line Items]
Sales revenues	5,440	5,534	5,932
Country Asia [Member]
IfrsStatementLineItems [Line Items]
Sales revenues	1,989	1,447	1,505
Country United States [Member]
IfrsStatementLineItems [Line Items]
Sales revenues	3,471	3,924	4,914
Country Singapore [Member]
IfrsStatementLineItems [Line Items]
Sales revenues	2,883	3,063	4,271
Others Countries [Member]
IfrsStatementLineItems [Line Items]
Sales revenues	47	73	5
Foreign Market [Member]
IfrsStatementLineItems [Line Items]
Sales revenues	$ 25,141	$ 26,119	$ 30,182